Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 6,511,090	$ 6,066,309
Less: allowance for current expected credit loss	(100,041)	(52,773)
Accounts receivable, net	$ 6,411,049	$ 6,013,536